Net cash and cash equivalents (Tables)	6 Months Ended
Jun. 30, 2025
Subclassifications of assets, liabilities and equities [abstract]
Schedule of Cash and Cash Equivalents

(CHF in millions)	6/30/2025	12/31/2024

Current bank accounts	334.3	500.9
Digital wallets	10.0	10.9
Fixed deposits	502.3	412.5
Cash and cash equivalents(1)	846.6	924.3
(1) Net cash and cash equivalents as of June 30, 2025 includes restricted cash in the amount of CHF 0.9 million (December 31, 2024: CHF 0.6 million).